Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible Notes

NOTE 3 – CONVERTIBLE NOTES

In 2013 and on July 1, 2014, the Company entered into two convertible promissory note agreements with individuals in the amount of $20,000 and $10,000, respectively. The notes were non-interest bearing, unsecured and were due on demand. The notes are convertible into shares of stock of the Company at the market price on the date of conversion. Pursuant to ASC Topic 470-20 (Debt with conversion and other options), since these convertible notes had fixed conversion price at market, the Company determined it had a fixed monetary amounts that can be settled for the debt. Accordingly, no derivative liability was calculated. On December 22, 2015, the Company entered into a debt purchase and assignment agreement with one of the debt holders whereby a convertible note in the principal amount of $10,000 became convertible at $.0025 per common share and the note was converted into 4,000,000 shares of the Company’s common stock. At September 30, 2016, one note remains due in the principal amount of $20,000.

On December 28, 2015, the Company entered into a secured convertible promissory note (the “Convertible Note”) with Firstfire Global Opportunities Fund LLC (the “Lender”), with a principal amount of $230,000, which amount is the $200,000 purchase price plus a 15% original issue discount equal to $30,000. Additionally, the lender deducted legal fees of $10,000 and the Company received net proceeds of $190,000. The unpaid principal and interest is secured by the Company’s common stock, bears interest computed at a rate of interest that is equal to 7.0% per annum, and is payable in monthly installments of $50,555 commencing April 28, 2016 through August 28, 2016. Any amount of principal or interest on this Convertible Note, which is not paid by the due dates, shall bear interest at the rate of 15% per annum from the due date until paid. During the nine months ended September 30, 2016, the Company repaid Convertible Note principal of $162,166.

The Lender is entitled, at their option, at any time after the eighth month anniversary of this Convertible Note, to convert all or any lesser portion of the outstanding principal amount and accrued but unpaid interest into the Company’s common stock. The conversion price shall equal $0.50 per share (the "Fixed Conversion Price") provided, however that from and after the occurrence of any event of default, as defined, the conversion price shall be the lower of: (i) the Fixed Conversion Price or (ii) 50% multiplied by the lowest sales price of the common stock in a public market during the ten consecutive Trading Day period immediately preceding the Trading Day that the Company receives a notice of conversion. In connection with the issuance of this Convertible Note, the Company determined that the terms of the Convertible Note include a down-round provision under which the conversion price and exercise price could be affected by future equity offerings undertaken by the Company or contain terms that are not fixed monetary amounts at inception. Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”, the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Black- Scholes Option Pricing Model. On the initial measurement date, the fair values of the embedded conversion option derivative of $73,236 was recorded as a derivative liability and was allocated as a debt discount to the Convertible Note of $73,236. At December 28, 2015, the Company valued the embedded conversion option derivative liabilities resulting in no gain or loss from change in fair value of derivative liabilities. Additionally, in connection with this Convertible Note, in December 2015, the Company paid Lender debt issuance costs of $10,000 and issued 50,000 shares of its common stock. These common shares were valued at $0.225 per share based on recent sales of the Company’s stock and in December 2015, the Company recorded a debt discount of $10,725, which is the relative fair value of such shares.

During the nine months ended September 30, 2016, the Company entered into agreements for the addendum of the Convertible Note which waived all rights to enforce any event of default, which may have been triggered by the Company’s failure to file it reports with the SEC. In connection with these agreements, the Company issued an aggregate of 200,000 shares of common stock that were valued on the date of grant at $0.40 per share or $80,000 based on recent sales of the Company’s common stock and paid cash penalties of $10,000. The value of these shares and the cash penalties paid have been included in interest expense on the accompanying consolidated statement of operations.

For the nine months ended September 30, 2016 and 2015, amortization of debt discounts related to this convertible note amounted to $120,813 and $0, which has been included in interest expenses on the accompanying unaudited consolidated statements of operations, respectively.

At September 30, 2016, and December 31, 2015, the fair value of the derivative liabilities was estimated using the Black-scholes option-pricing model with the following assumptions:

	September 30, 2016	December 31, 2015
Dividend rate	0	0
Term (in years)	0.41 to 0.08 years	0.67 years
Volatility	100.0%	100.0%
Risk-free interest rate	0.20% to 0.39%	0.66%

At September 30, 2016 and December 31, 2015, convertible promissory notes consisted of the following:

	September 30, 2016	December 31, 2015
Principal amount	$87,834	$250,000
Less: unamortized debt discount	—	(120,813)
Convertible notes payable, net	$87,834	$129,187

NOTE 3 – CONVERTIBLE NOTES

In 2013 and on July 1, 2014, the Company entered into two convertible promissory two note agreements with individuals in the amount of $20,000 and $10,000, respectively. The notes were non-interest bearing, unsecured and were due on demand. The notes are convertible into shares of stock of the Company at the market price on the date of conversion. Pursuant to ASC Topic 470-20 (Debt with conversion and other options), since these convertible notes had fixed conversion price at market, the Company determined it had a fixed monetary amounts that can be settled for the debt. Accordingly, no derivative liability was calculated. On December 22, 2015, the Company entered into a debt purchase and assignment agreement with one of the debt holders where by a convertible note in the principal amount of $10,000 became convertible at $.0025 per common share and the note was converted into 4,000,000 shares of the Company’s common stock (see Note 5). At December 31, 2015, one note remains due in the principal amount of $20,000.

In September 2014, the Company entered into two promissory note agreements with individuals in the amount of $170,000 and $100,000, respectively. The notes bear interest at 6.0% per annum, were unsecured and were due in September 2015. These convertible notes were convertible into the Company’s common stock at a conversion price of $0.40 per common share. On November 14, 2014, the convertible notes were converted into 675,000 shares of the Company’s common stock.

On December 28, 2015, the Company entered into a secured convertible promissory note (the “Convertible Note”) with First fire Global Opportunities Fund LLC (the “Lender”), with a principal amount of $230,000, which amount is the $200,000 purchase price plus a 15% original issue discount equal to $30,000. Additionally, the lender deducted legal fees of $10,000 and the Company received net proceeds of $190,000. The unpaid principal and interest is secured by the Company’s common stock, bears interest computed at a rate of interest which is equal to 7.0%per annum,and is payable in monthly installments of $50,555 commencing April 28, 2016 through August 28, 2016. Any amount of principal or interest on this Convertible Note, which is not paid by the due dates, shall bear interest at the rate of 15% per annum from the due date until paid.

The Lender is entitled, at their option, at any time after the eighth month anniversary of these Convertible Note, to convert all or any lesser portion of the outstanding principal amount and accrued but unpaid interest into the Company’s common stock. The conversion price shall equal $0.50 per share (the "Fixed Conversion Price") provided, however that from and after the occurrence of any event of default,as defined, the conversion price shall be the lower of: (i) the Fixed Conversion Price or (ii) 50% multiplied by the lowest sales price of the common stock in a public market during the ten consecutive Trading Day period immediately preceding the Trading Day that the Company receives a notice of conversion. In connection with the issuance of this Convertible Note, the Company determined that the terms of the Convertible Note include a down-round provision under which the conversion price and exercise price could be affected by future equity offerings undertaken by the Company or contain terms that are not fixed monetary amounts at inception. Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”, the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Black- Scholes Option Pricing Model. On the initial measurement date, the fair values of the embedded conversion option derivative of $73,236 was recorded as a derivative liability and was allocated as a debt discount to the Convertible Note of $73,236. At December 28, 2015, the Company valued the embedded conversion option derivative liabilities resulting in no gain or loss from change in fair value of derivative liabilities. Additionally, in connection with this Convertible Note, the Company paid Lender debt issuance costs of $10,000 and issued 50,000 shares of its common stock. These common shares were valued at $0.225 per share based on recent sales of the Company’s stock and the Company recorded a debt discount of $10,725 which is the relative fair value of such shares.

At December 31, 2015 and December 28, 2015, the fair value of the derivative liabilities were estimated using the Black-scholes option-pricing model with the following assumptions:

Dividend rate	0
Term (in years)	0.67 years
Volatility	100.0%
Risk-free interest rate	0.66%

For the year ended December 31, 2015, amortization of debt discounts related to this convertible note amounted to $3,148, which has been included in interest expenses on the accompanying consolidated statements of operations.

At December 31, 2015 and 2014, convertible promissory notes consisted of the following:

	December 31, 2015	December 31, 2014
Principal amount	$250,000	$30,000
Less: unamortized debt discount	(120,813)	—
Convertible note payable, net	$129,187	$30,000